Investments in Associates - Summary of Investments in Associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	$ 481,777	$ 178,786
Current liabilities	92,028	17,665
Revenue	77,948	39,895
Net loss	(54,134)	$ (7,572)
Investments Accounted for Using Equity Method
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	75,508
Non-current assets	110,814
Current liabilities	5,631
Non-current liabilities	18,070
Net loss	(14,040)
Investments Accounted for Using Equity Method | Agripharm Corp.
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	4,671
Non-current assets	90,716
Current liabilities	1,391
Non-current liabilities	10,896
Net loss	(557)
Investments Accounted for Using Equity Method | TerrAscend Corp
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	53,693
Non-current assets	15,369
Current liabilities	1,692
Net loss	(6,805)
Investments Accounted for Using Equity Method | Radicle Medical Marijuana Inc
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	2,576
Non-current assets	4,382
Current liabilities	94
Non-current liabilities	7,174
Net loss	(506)
Investments Accounted for Using Equity Method | Canopy Health Innovations Inc.
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	12,160
Non-current assets	123
Current liabilities	364
Net loss	(3,949)
Investments Accounted for Using Equity Method | Bedrocan Brasil S.A.
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	659
Current liabilities	34
Net loss	(162)
Investments Accounted for Using Equity Method | Entourage Phytolab S.A.
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	1,749
Non-current assets	224
Current liabilities	2,056
Net loss	$ (2,061)